Employee benefits (Details 7) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of discount rates [member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,985)	$ (1,796)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2,234	2,021
Actuarial assumption of employee turnover rate [Member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(261)	(236)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 291	$ 263